Accounts receivable, unbilled revenue (contract assets) and unearned revenue or payments on account (contract liabilities) (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities	Accounts receivables and unbilled revenue are as follows:

	June 30, 2021	December 31, 2020
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$684,355	$722,420
Unbilled services (unbilled revenue)	415,390	428,684
Accounts receivable and unbilled revenue	1,099,745	1,151,104
Allowance for credit losses	(7,108)	(7,149)

Accounts receivable and unbilled revenue, net	$1,092,637	$1,143,955

Unbilled services and unearned revenue or payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	June 30, 2021	December 31, 2020	$ Change	% Change

Unbilled services (unbilled revenue)	$415,390	$428,684	$(13,294)	(3.1)%
Unearned revenue (payments on account)	(675,234)	(660,883)	(14,351)	2.2%

Net balance	$(259,844)	$(232,199)	$(27,645)	11.9%